Borrowings - Summary of current and non current portion of borrowings (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Included in current liabilities:
RMB bank borrowings, unsecured	¥ 5,997	¥ 0
Borrowings	13,139	0
RMB
Included in non-current liabilities:
Non-current portion of long-term RMB bank borrowings, unsecured	7,142	0
Included in current liabilities:
RMB bank borrowings, unsecured	5,973	0
Current portion of long-term RMB bank borrowings, unsecured	24	0
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	¥ 5,997	¥ 0